Other Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Other Short-Term Borrowings
19.	Other Short-Term Borrowings

During the years ended December 31, 2011 and 2010, BankAtlantic participated in the Treasury Tax and Loan Program (“TTL”) with the Department of Treasury (the “Treasury”) and the discount window with the Federal Reserve Bank. Under the Treasury program, the Treasury, at its option, can invest up to $2.2 million with BankAtlantic at the federal funds rate less 25 basis points. At December 31, 2011, BankAtlantic had pledged $36.8 million of agency securities available for sale as collateral for the Federal Reserve discount window. BankAtlantic had no borrowings outstanding under the TTL program or the Federal Reserve Bank discount window as of December 31, 2011. At December 31, 2010, BankAtlantic had pledged $34.6 million and $2.2 million of agency securities available for sale as collateral for the Federal Reserve discount window and the TTL program, respectively. At December 31, 2010, BankAtlantic had $1.2 million outstanding under the TTL program and had no borrowings outstanding under the discount window programs. BankAtlantic’s available borrowings from access to TTL program and the Federal Reserve discount window were $33.9 million as of December 31, 2011. During the year ended December 31, 2009 BankAtlantic also participated in the term auction facilities program (“TAF”) with the Treasury.

The following table provides information on TAF and TTL borrowings (dollars in thousands):

	As of December 31,
	2011		2010	2009
Ending balance		$—	1,240	2,803
Maximum outstanding at any month end within period		$1,367	2,646	301,891
Average amount outstanding during period		$1,109	2,011	58,865
Average cost during period	%	—	0.02	0.29